Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 6,110	$ 5,947
Purchased power costs	2,899	2,875
Operation, maintenance and administration	1,055	1,014
Depreciation, amortization and asset removal costs (Note 5)	830	810
Income before financing charges and income taxes	1,326	1,248
Capital Investments	1,562	1,556
Total assets	25,569	25,614
Goodwill	325	325
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,688	1,581
Purchased power costs	0	0
Operation, maintenance and administration	424	391
Depreciation, amortization and asset removal costs (Note 5)	435	420
Income before financing charges and income taxes	829	770
Capital Investments	985	968
Total assets	13,877	13,523
Goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	4,422	4,366
Purchased power costs	2,899	2,875
Operation, maintenance and administration	608	599
Depreciation, amortization and asset removal costs (Note 5)	395	390
Income before financing charges and income taxes	520	502
Capital Investments	577	588
Total assets	9,277	9,229
Goodwill	168	168
Other [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power costs	0	0
Operation, maintenance and administration	23	24
Depreciation, amortization and asset removal costs (Note 5)	0	0
Income before financing charges and income taxes	(23)	(24)
Capital Investments	0	0
Total assets	$ 2,415	$ 2,862